FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Letters of credit outstanding, amount	$ 276	$ 124
Trade receivables, current percentage	99.00%	98.00%
Unrealized market to market adjustments	$ 53	$ 80